Schedule of Weighted Average Common Stock Shares Outstanding (Details) - shares	3 Months Ended		6 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023
Subsequent Events [Abstract]
1,388,641 common shares outstanding	1,359,126		1,319,146
Shares, Outstanding	1,388,641		1,388,641
4,393,993 issuable contingent shares	3,916,385		1,958,193
Weighted average common shares outstanding	5,275,511	83,371	3,277,339	83,371